Segment Information - Armada - Annual - Additional Information (Detail)	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2025 segment	Jun. 30, 2026 segment Segment	Sep. 30, 2025 Segment
Segment Reporting [Line Items]
Number of reportable segments | segment	1	1
Armada Acquisition Corp. II
Segment Reporting [Line Items]
Number of reportable segments | Segment		1	1